Exploration and Evaluation Expenditures (Tables)	3 Months Ended
Sep. 30, 2021
Disclosure of exploration and evaluation asset

	California	Arkansas
	Property $	Property $	Total $

Acquisition costs:
Balance, June 30, 2020	9,753,766	12,273,322	22,027,088
Acquisition of property	3,897,975	945,501	4,843,476
Effect of movement in foreign exchange rates	(883,192)	(1,111,336)	(1,994,528)
Balance, June 30, 2021	12,768,549	12,107,487	24,876,036
Acquisition of property	116,185	-	116,185
Effect of movement in foreign exchange rates	357,486	338,979	696,465
Balance, September 30, 2021	13,242,220	12,446,466	25,688,686

Exploration Costs:
Balance, June 30, 2020	4,554,718	2,366,542	6,921,260
Other exploration costs	10,757	408,853	419,610
Effect of movement in foreign exchange rates	(412,424)	(214,287)	(626,711)
Balance, June 30, 2021	4,153,051	2,561,108	6,714,159
Other exploration costs	8,766	95,404	104,170
Effect of movement in foreign exchange rates	116,274	71,704	187,978
Balance, September 30, 2021	4,278,091	2,728,216	7,006,307

Balance, June 30, 2021	16,921,600	14,668,594	31,590,194
Balance, September 30, 2021	17,520,311	15,174,682	32,694,993